MUTUAL FUND SERIES TRUST

Catalyst Small-Cap Insider Buying Fund

Class A: CTVAX Class C: CTVCX Class I: CTVIX

Catalyst Insider Buying Fund

Class A: INSAX Class C: INSCX Class I: INSIX

Catalyst Buyback Strategy Fund

Class A: BUYAX Class C: BUYCX Class I: BUYIX

Catalyst IPOX Allocation Fund

Class A: OIPAX Class C: OIPCX Class I: OIPIX

Catalyst Dynamic Alpha Fund

Class A: CPEAX Class C: CPECX Class I: CPEIX

Catalyst Growth of Income Fund

Class A: CGGAX Class C: CGGCX Class I: CGGIX

Catalyst/MAP Global Equity Fund

Class A: CAXAX Class C: CAXCX Class I: CAXIX

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

Catalyst MLP & Infrastructure Fund

Class A: MLXAX Class C: MLXCX Class I: MLXIX

(Collectively, the “Funds”)

September 26, 2019

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds (except Catalyst Growth of Income Fund), dated November 1, 2018, and the Statement of Additional Information for the Catalyst Growth of Income Fund dated March 12, 2019, and should be read in conjunction with such SAI.

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Investment restriction (c) under the section of the Funds’ SAI entitled “Other Investment Policies” is replaced in its entirety with the following:

“(c) No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings. The Fund shall maintain asset coverage of 300% of all borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and the Statement of Additional Information dated November 1, 2018 for the Funds (except the Catalyst Growth of Income Fund) and the Prospectus, Summary Prospectus and Statement of Additional Information dated March 12, 2019 for the Catalyst Growth of Income Fund, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.